Lease (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of right of use assets
(1)	Group as a lessee
1)     Details of the
right-of-use
assets as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2021
Land, buildings and structures	￦	1,546,918	1,392,925
Others		239,211	166,408

	￦	1,786,129	1,559,333

Summary of amounts recognized in the condensed consolidated interim statements of income of leases
2)     Details of amounts recognized in the consolidated statements of income for the years ended December 31, 2022, 2021 and 2020 as a lessee are as follows:

(In millions of won)	2022		2021(*)	2020(*)
Depreciation of right-of-use assets(*):
Land, buildings and structures	￦	346,499	338,304	347,166
Others		57,295	95,666	89,065

	￦	403,794	433,970	436,231

Interest expense on lease liabilities	￦	29,996	23,998	22,976

(*)	Includes amounts related to discontinued operations.

Summary of maturity analysis of finance lease receivables
The following table sets out a maturity analysis for lease receivables, presenting the undiscounted lease payments to be received subsequent to December 31, 2022.

(In millions of won)
	Amount
Less than 1 year	￦	11,079
1 ~ 2 years		3,707
2 ~ 3 years		2,062
3 ~ 4 years		509
4 ~ 5 years		231

Undiscounted lease payments	￦	17,588

Unrealized finance income		449
Net investment in the lease		17,139

Summary of maturity analysis of operating lease receivables
The following table sets out a maturity analysis of lease payments, presenting the undiscounted fixed payments to be received subsequent to December 31, 2022.

(In millions of won)
	Amount
Less than 1 year	￦	239,174
1 ~ 2 years		132,802
2 ~ 3 years		60,808
3 ~ 4 years		9,424
4 ~ 5 years		3,520
More than 5 years		1,706

	￦	447,434